PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2019
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

23. PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

The condensed financial information of the Company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries, VIEs and VIEs’ subsidiaries.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Group.

The Company did not have significant capital and other commitments or guarantees as of December 31, 2018 and 2019, except for those which have been separately disclosed in the consolidated financial statements.

Condensed Balance Sheets (In thousands, except for share and per share data)

	As of December 31,
	2018	2019
	RMB	RMB	US$
			Note 2 (e)
ASSETS
Current assets
Cash and cash equivalents	875	139,917	20,098
Amounts due from subsidiaries and other related parties	243,552	2,449,933	351,911
Prepaid expenses and other current assets	356,554	15,243	2,190
Total current assets	600,981	2,605,093	374,199
Non-current assets
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	3,516,976	6,021,088	864,875
Long-term investments	28,166	77,054	11,068
Other assets	—	1,020	147
Total non-current assets	3,545,142	6,099,162	876,090
Total assets	4,146,123	8,704,255	1,250,289
LIABILITIES
Current liabilities
Amounts due to subsidiaries, VIEs and VIEs’ subsidiaries	17,512	18,468	2,653
Accrued interest payable	—	12,136	1,743
Accrued expenses and other current liabilities	21,819	28,061	4,031
Total current liabilities	39,331	58,665	8,427
Convertible notes	—	2,046,051	293,897
Total non-current liabilities	—	2,046,051	293,897
Total liabilities	39,331	2,104,716	302,324
Commitments and contingencies (Note 21)

SHAREHOLDERS’ EQUITY:
Class A Ordinary Shares ($0.0001 par value per share; 1,889,352,801 shares authorized, 253,693,940 shares issued, 243,090,108 shares outstanding as of December 31, 2018; 1,889,352,801 shares authorized, 263,614,582 shares issued, 258,690,272 shares outstanding as of December 31, 2019)	160	170	24
Class B Ordinary Shares ($0.0001 par value per share; 110,647,199 shares authorized, 108,147,199 shares issued and outstanding as of December 31, 2018; 110,647,199 shares authorized, 100,727,057 shares issued and outstanding as of December 31, 2019)	66	61	9
Additional paid-in capital	2,328,716	2,519,886	361,959
Accumulated other comprehensive loss	(14,308)	(7,288)	(1,047)
Retained earnings	1,792,158	4,086,710	587,020
Total shareholders’ equity	4,106,792	6,599,539	947,965
Total liabilities and shareholders’ equity	4,146,123	8,704,255	1,250,289

Condensed Statements of Operations and Comprehensive Income (In thousands)

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
				Note 2 (e)
Operating expenses:
General and administrative expenses	(1,989)	(15,686)	(18,514)	(2,659)
Total operating expenses	(1,989)	(15,686)	(18,514)	(2,659)
Interest (expense)/income, net	(9,134)	4,304	(14,085)	(2,023)
Equity in income of subsidiaries, VIEs and VIEs’ subsidiaries	251,475	1,978,986	2,260,115	324,645
Other long-term investments related impairment	—	(12,739)	—	—
Investment income	—	18,753	57,391	8,244
Others, net	—	3,688	9,645	1,385
Income before income tax expense	240,352	1,977,306	2,294,552	329,592
Income tax expense	—	—	—	—
Net income	240,352	1,977,306	2,294,552	329,592
Pre-IPO Preferred Shares redemption value accretion	(82,117)	—	—	—
Income allocation to participating Pre-IPO Preferred Shares	(132,241)	—	—	—
Net income attributable to ordinary shareholders	25,994	1,977,306	2,294,552	329,592

Net income	240,352	1,977,306	2,294,552	329,592
Other comprehensive (loss)/income:
Foreign currency translation adjustments, net of nil tax	(31,893)	643	7,020	1,008
Total comprehensive income	208,459	1,977,949	2,301,572	330,600

Condensed Statements of Cash Flows (In thousands)

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
				Note 2 (e)
Net cash used in operating activities	(987)	(126,773)	(2,230,673)	(320,416)
Cash flows from investing activities:
Cash paid on long-term investments	(231,986)	(655,959)	(66,737)	(9,586)
Proceeds from disposal of long-term investments	—	—	9,000	1,293
Net cash used in investing activities	(231,986)	(655,959)	(57,737)	(8,293)
Cash flows from financing activities:
Proceeds from share issuance upon the underwriters’ exercise of over-allotment options, net of issuance costs	—	95,125	—	—
Proceeds from initial public offering, net of issuance costs	654,319	—	—	—
Proceeds from receivables from Pre-IPO Series C-1 preferred shareholders	49,775	170,790	348,264	50,025
Proceeds from issuance of convertible notes, net of debt discount	—	—	2,096,408	301,130
Payment of debt issuance costs	—	—	(24,048)	(3,454)
Payment of initial public offering expenses	—	(23,908)	—	—
Exercise of share-based awards	—	14	10,968	1,575
Net cash provided by financing activities	704,094	242,021	2,431,592	349,276
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(3,193)	(28,773)	(4,140)	(596)
Net increase/(decrease) in cash and cash equivalents and restricted cash	467,928	(569,484)	139,042	19,971
Cash and cash equivalents and restricted cash at beginning of the year	102,431	570,359	875	127
Cash and cash equivalents and restricted cash at end of the year	570,359	875	139,917	20,098

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries, VIEs and VIEs’ subsidiaries.

For the Company only condensed financial information, the Company records its investments in subsidiaries, VIEs and VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries, VIEs and VIEs’ subsidiaries” and shares in the subsidiaries, VIEs and VIEs’ subsidiaries’ income are presented as “Equity in income of subsidiaries, VIEs and VIEs’ subsidiaries” on the Condensed Statements of Operations and Comprehensive Income. The parent company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.